NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Disclosure of detailed information about net income (loss) per share [Table Text Block]
	Year ended	Year ended
	December 31, 2022	December 31, 2021
Net income (loss)	$3,349	$(23,731)
Weighted average number of common shares outstanding - basic	108,761,894	89,134,708
Dilutive effect of stock options and warrants	1,094,752	-
Weighted average number of common shares outstanding - diluted	109,856,646	89,134,708
Basic earnings (loss) per share	$0.03	$(0.27)
Diluted earnings (loss) per share	$0.03	$(0.27)